Statutory Reserves and Restricted Net Assets - Additional Information (Details) - PRC	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Statutory Accounting Practices [Line Items]
Statutory reserve funds	¥ 57,726,641	$ 8,395,992	¥ 57,726,641
Restricted net assets	¥ 394,424,291	$ 57,366,634	¥ 391,045,190